Financial Instruments - Disclosure of allowance for credit losses on financial assets (Details) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Allowance for doubtful accounts on accounts receivable	$ 1,459,243	$ 139,370	$ 44,579
(less allowance collected during the year)	(139,370)	(44,579)
Net additions to allowance for doubtful accounts on accounts receivable	1,319,873
plus net additions to allowance for doubtful accounts on promissory note receivable	131,089
Allowance for credit losses	$ 1,450,962	$ 95,153	$ 8,940